Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 431,270
Working Capital	253,651
Net Cash Used in Operating Activities	1,347,360	$ 1,797,974
Increase in Gross Profit	$ 117,194